Tax expense/(benefit) - Disclosure of reconciliation between theoretical income taxes and income taxes recognised (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Tax Expenses [Abstract]
Profit/(loss) before tax	€ 22,418	€ 19,508		€ 15,129
Income tax rate	25.80%	25.80%		25.00%
Theoretical income taxes	€ 5,784	€ 5,033		€ 3,782
Tax effect on:
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	(407)	(495)		178
Recognition and utilization of previously unrecognized deferred tax assets	(740)	(1,153)		(1,954)
Deferred tax assets not recognized and write-downs	0	47		598
Permanent differences	(470)	(406)		(656)
Tax credits	(299)	(221)		(85)
Tax rate changes	0	0		53
Withholding tax	44	21		63
Other differences	(119)	(97)		(68)
Total Tax expense/(benefit)	€ 3,793	€ 2,729	[1]	€ 1,911	[1]
Effective tax rate	16.90%	14.00%		12.60%

[1]	Share of the profit of equity method investees is included in our Operating income effective January 1, 2023. Comparatives for 2022 and 2021 have been adjusted accordingly.
Refer to Note 2, Basis of preparation for additional information